Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (5,695)	$ (6,113)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	74	87
Amortization	172	158
Capital loss from sale of property and equipment	3	15
Change in operating assets and liabilities:
Restricted deposits	(153)	1,736
Accounts receivable		1,198
Inventory		(50)
Other receivables	1,829	(263)
Interest earned on restricted deposit for put option		(98)
Accrued payroll and other compensation related accruals	62	(41)
Trade payables, accrued expenses and other accounts payable	862	(1,464)
Income tax payable	7	131
Accrued expenses and accounts payable with respect to projects	(502)	(2,248)
Progress payments in excess of accumulated costs with respect to projects	1,001	963
Accrued severance pay	(76)	4
Total adjustments	3,279	128
Net cash used in operating activities	(2,416)	(5,985)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(29)	(125)
Proceeds from sale of property and equipment	21	65
Net cash used in investing activities	(8)	(60)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank loans received	630
Due from controlling shareholders, net		196
Net cash provided by financing activities	630	196
Net change In cash and cash equivalents	(1,794)	(5,849)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	1,944	11,840
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	150	5,991
Cash paid during the period for:
Interest and banks' charges	33	8
Income tax	$ 1	$ 5